Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 2,011	$ 2,000
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Security deposit		252
Sundry debtors	11
Other recoverable taxes (Goods and services tax and value-added tax)	168	646
Insurance asset	1,500
Trade and other receivables	$ 5,634	$ 4,842